Share-Based Compensation (Details) - Schedule of Changes in Nonvested Shares Granted - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Nonvested Shares Granted [Abstract]
Number of options, Balance at beginning of the year	986,005	529,082	601,227
Weighted average exercise price, Balance at beginning of the year	$ 6.46	$ 8.69	$ 5.93
Number of options, Granted	53,192	860,492	345,500
Weighted average exercise price, Granted	$ 3.53	$ 5.49	$ 12.14
Number of options, Vested during the year	(384,203)	(370,839)	(385,798)
Weighted average exercise price, Vested during the year	$ 7.35	$ 7.14	$ 7.39
Number of options, Forfeited during the year	(58,491)	(32,730)	(31,847)
Weighted average exercise price, Forfeited during the year	$ 7.16	$ 6.43	$ 6.75
Number of options, Balance at end of the year	596,503	986,005	529,082
Weighted average exercise price, Balance at end of the year	$ 5.53	$ 6.46	$ 8.69